Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2022
18. Receivables and Other Current Assets
Receivables and Other Current Assets
18.

RECEIVABLES AND OTHER CURRENT ASSETS
As at December 31 December 31
millions of dollars

2022 2021
Customer accounts receivable – billed $

1,096 $

767
Customer accounts receivable – unbilled

424

318
Allowance for credit losses (17) (21)
Capitalized transportation capacity
(1)

781

316
NMGC gas hedge settlement receivable
(2)

162 -

Income tax receivable

9

8
Prepaid expenses

82

65
Other

360

280
Total receivables and other current assets $

2,897 $

1,733
(1) Capitalized transportation capacity represents the value of transportation/storage received by EES on asset management agreements at the inception of the contracts. The asset is amortized over the term of each contract.
(2) Related amount is included in regulatory liabilities for NMGC as gas hedges are part of the PGAC. Refer to note 7.